Note 3 - Property and Equipment (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	$ 59,037	$ 68,862	$ 73,720